Document and Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Feb. 10, 2015	Jun. 30, 2014
Document and Entity Information
Entity Registrant Name	INTERNATIONAL BUSINESS MACHINES CORP
Entity Central Index Key	0000051143
Document Type	10-K
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 180.8
Entity Common Stock, Shares Outstanding		988,424,172
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Trading Symbol	IBM